Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 208,702	$ 187,719	$ 157,601
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,927	17,706	15,911
Share-based compensation	11,473	9,967	7,939
Deferred income tax provision	289	8,589	6,724
Provision for doubtful accounts	2,609	961	1,826
Non-cash contribution to 401(k) plan	1,759	1,689	1,772
(Gain) loss on sale of property and equipment	(1,292)	(156)	103
Excess tax benefits from share-based compensation	(1,828)	(1,511)	(1,079)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(41,068)	(25,846)	(5,752)
Inventories	(98,741)	(40,575)	(26,652)
Accounts payable and other liabilities	45,242	(7,256)	11,873
Other, net	(92)	(1,018)	3,077
Net cash provided by operating activities	144,980	150,269	173,343
Cash flows from investing activities:
Capital expenditures	(21,512)	(14,580)	(12,317)
Proceeds from sale of property and equipment	2,388	323	504
Business acquisitions, net of cash acquired			(80,479)
Net cash used in investing activities	(19,124)	(14,257)	(92,292)
Cash flows from financing activities:
Purchase of additional ownership from noncontrolling interest	(87,735)		(51,881)
Dividends on Common and Class B common stock	(69,870)	(39,836)	(256,219)
Distributions to noncontrolling interest	(43,258)	(69,494)	(16,003)
Payment of fees related to revolving credit agreement	(381)	(458)	(2,116)
Net proceeds from (repayments of) other long-term obligations	235	602	(1)
Excess tax benefits from share-based compensation	1,828	1,511	1,079
Net proceeds from issuances of common stock	4,245	2,185	5,312
Net cash used in financing activities	(120,207)	(189,049)	(23,081)
Effect of foreign exchange rate changes on cash and cash equivalents	(680)	(1,255)	127
Net increase (decrease) in cash and cash equivalents	4,969	(54,292)	58,097
Cash and cash equivalents at beginning of year	19,478	73,770	15,673
Cash and cash equivalents at end of year	24,447	19,478	73,770
Previous Revolving Credit Facility
Cash flows from financing activities:
Net proceeds (repayments) under revolving credit agreement			(20,000)
Current Revolving Credit Facility
Cash flows from financing activities:
Net proceeds (repayments) under revolving credit agreement	$ 74,729	$ (83,559)	$ 316,748